MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2006-1

Collection Period					05/01/06-05/31/06
Determination Date						06/09/2006
Distribution Date						06/15/2006

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$615,000,047.98
2	.	Collections allocable to Principal				$22,054,250.31
3	.	Purchase Amount allocable to Principal				$0
4	.	Defaulted Receivables				$5,401.66
5	.	Pool Balance on the close of the last day of the related Collection Period				$592,940,396.01
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$615,000,047.98

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$127,000,000.00		$101,817,995.27
		b.	Class A-2 Note Balance	$171,000,000.00		$171,000,000.00
		c.	Class A-3 Note Balance	$198,000,000.00		$198,000,000.00
		d.	Class A-4 Note Balance	$85,200,000.00		$85,200,000.00
		e.	Class B Note Balance	$20,000,000.00		$20,000,000.00
		f.	Class C Note Balance	$13,800,000.00		$13,800,000.00
		g.	Note Balance (sum a - f)	$615,000,000.00		$589,817,995.27

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	1.0000000		0.8017165
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	1.0000000		0.9590537

9	.	Overcollateralization Target Amount				$6,818,814.55
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$3,122,400.74

11	.	Weighted Average Coupon			%	9.98%

12	.	Weighted Average Original Term		months	61.82
13	.	Weighted Average Remaining Term		months	55.87

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge		$5,002,979.41
		b.	Liquidation Proceeds allocable to Finance Charge		$0.00
		c.	Purchase Amount allocable to Finance Charge		$0.00
		d.	Available Finance Charge Collections (sum a - c)		$5,002,979.41

15	.	Principal:
		a.	Collections allocable to Principal		$22,054,250.31
		b.	Liquidation Proceeds allocable to Principal		$0.00
		c.	Purchase Amount allocable to Principal		$0.00
		d.	Available Principal Collections (sum a - c)		$22,054,250.31

16	.	Total Finance Charge and Principal Collections (14d + 15d)			$27,057,229.72
17	.	Interest Income from Collection Account			$3,397.35
18	.	Simple Interest Advances			$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)			$27,060,627.07

Available Funds

20	.	Available Collections			$27,060,627.07
21	.	Reserve Account Draw Amount			$0.00
22	.	Available Funds			$27,060,627.07

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee		$512,500.04
		b.	Amount Unpaid from Prior Months		$0.00
		c.	Amount Paid		$512,500.04
		d.	Shortfall Amount (a + b - c)		$0.00

24	.	Unreimbursed Servicer Advances			$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest		$274,108.33
		b.	Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		d.	Total Class A-1 Note Interest (sum a - c)		$274,108.33

		e.	Class A-2 Monthly Interest		$381,187.50
		f.	Additional Note Interest related to Class A-2 Monthly Interest		$0.00

		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$381,187.50

		i.	Class A-3 Monthly Interest	$439,725.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$439,725.00

		m.	Class A-4 Monthly Interest	$192,055.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$192,055.00

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$46,333.33
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$46,333.33

28	.	Secondary Principal Distributable Amount		$8,259,603.99

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$33,120.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$33,120.00

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$10,138,633.19

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$20,618,814.55

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$5,002,979.41
		b.	Total Daily Deposits of Principal Collections	$22,054,250.31
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$3,397.35
		e.	Total Deposits to Collection Account (sum a - d)	$27,060,627.07

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$512,500.04
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$26,548,127.03
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		e.	Total Withdrawals from Collection Account(sum a - d)	$27,060,627.07

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$274,108.33
		b.	Class A-2 Interest Distribution	$381,187.50
		c.	Class A-3 Interest Distribution	$439,725.00
		d.	Class A-4 Interest Distribution	$192,055.00
		e.	Class B Interest Distribution	$46,333.33
		f.	Class C Interest Distribution	$33,120.00

		g.	Class A-1 Principal Distribution	$25,182,004.73
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$26,548,533.89

37	.	Withdrawals
		a.	Class A-1 Distribution	$25,456,113.06
		b.	Class A-2 Distribution	$381,187.50
		c.	Class A-3 Distribution	$439,725.00
		d.	Class A-4 Distribution	$192,055.00
		e.	Class B Distribution	$46,333.33
		f.	Class C Distribution	$33,120.00
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$26,548,533.89

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$0.00
		b.	Reserve Account surplus (Ln 48)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

39	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,075,000.00	$3,075,000.00
		b.	Note Balance	$589,817,995.27

41	.	Required Reserve Account Amount		$3,075,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,075,000.00
43	.	Investment Earnings		$406.86
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,075,406.86
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount
		for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount		$406.86
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded Regular Principal Distributable Amount exists		$0.00
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,075,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
52	.	Amount to be paid to Servicer from the Collection Account		$512,500.04
53	.	Amount to be deposited from the Collection Account into the Note Payment Account		$26,548,127.03
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$0.00
55	.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$406.86
		b. the Certificate Payment Account for payment to the Certificateholder,
		if no unfunded Regular Principal distributable amount exists		$0.00
57	.	Amount to be deposited from the Secondary Reserve Account into the Certificate Payment Account		$17.20
58	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$25,456,113.06
59	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$381,187.50
60	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$439,725.00
61	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$192,055.00
62	.	Amount to be paid to Class B Noteholders from the Note Payment Account		$46,333.33
63	.	Amount to be paid to Class C Noteholders from the Note Payment Account		$33,120.00
64	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections, Reserve Account surplus, and Secondary Reserve Account surplus		$17.20

Net Loss and Delinquency Activity

65	.	Net Losses with respect to preceding Collection Period			$5,401.66
66	.	Cumulative Net Losses			$5,401.66
67	.	Cumulative Net Loss Percentage			0.00

68	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	232	$2,528,596.62
		b.	61 to 90 days past due	5	$45,735.68
		c.	91 or more days past due	0	$0.00
		d.	Total (sum a - c)	237	2,574,332.30

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 09, 2006.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer